Basis of Presentation and Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment, Useful LIves	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Useful lives	five to twenty-five years	five to twenty-five years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives		5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives		3-25 years